Note 33 Commitments and guarantees given (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial guarantees and other commitments [Line Items]
Gross loan commitments		€ 119,618	€ 132,584	€ 130,923
Financial guarantees given		11,720	10,665	10,984
Other Commitments And Guarantees Given		34,604	36,190	39,209
Total Loan commitments and financial guarantees		165,941	179,440	181,116
Defaulted [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		171	265	270
Financial guarantees given	[1]	245	290	224
Other Commitments And Guarantees Given	[1]	541	477	506
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		0	0	0
Financial guarantees given		0	1	0
Other Commitments And Guarantees Given		2	124	1
Government [member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		3,483	2,919	3,117
Financial guarantees given		162	132	125
Other Commitments And Guarantees Given		212	199	521
Banks [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		16,085	11,426	11,742
Financial guarantees given		312	339	995
Other Commitments And Guarantees Given		4,266	5,285	5,952
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		4,583	5,862	4,578
Financial guarantees given		1,026	587	583
Other Commitments And Guarantees Given		1,753	2,902	2,902
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		59,475	71,011	65,475
Financial guarantees given		10,039	9,376	8,986
Other Commitments And Guarantees Given		28,224	27,496	29,682
Households [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		35,991	41,366	46,011
Financial guarantees given		181	231	295
Other Commitments And Guarantees Given		€ 147	€ 182	€ 151

[1]	(*) In December 2020, it includes the balance of the Group's businesses in the United States included in the USA Sale (see Notes 1.3, 3 and 21). Non-performing financial guarantees given amounted to €786, €767 and €731 million, respectively, as of December 31, 2021, 2020 and 2019.